SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Foreign Exchange Rates

As at December 31, 2015 and 2014, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate		Average rate
Currency	2015	2014	2015	2014
Euro	4.2504	3.2270	4.2158	3.2525
US dollar	3.9048	2.6562	3.8711	2.6394
Cabo Verdean escudo	0.0390	0.0339	0.0298	0.0287
Sao Tomean dobra	0.000174	0.000154	0.000132	0.000131
Kenyan shilling	0.0382	0.0339	0.0293	0.0268
Namibian dollar	0.2510	0.2606	0.2297	0.2169
Mozambican metical	0.0832	0.0838	0.0767	0.0742